UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

Investment Company Act file number 811-04450
                                   ---------

                  FRANKLIN TEMPLETON GLOBAL TRUST
                  -------------------------------
        (Exact name of registrant as specified in charter)

         ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -----------------------------------------------
         (Address of principal executive offices) (Zip code)

  CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
  -------------------------------------------------------------
              (Name and address of agent for service)

Registrant's telephone number, including area Code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 10/31
                         -----

Date of reporting period: 4/30/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                           APRIL 30, 2006
--------------------------------------------------------------------------------

                                                  A series of Franklin Templeton
                                                  Global Trust

--------------------------------------------------------------------------------
     SEMIANNUAL REPORT AND SHAREHOLDER LETTER                   INCOME
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
                    FRANKLIN TEMPLETON
                    HARD CURRENCY FUND                 Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Franklin Templeton Hard Currency Fund .....................................    3

Performance Summary .......................................................    8

Your Fund's Expenses ......................................................   10

Financial Highlights and Statement of Investments .........................   12

Financial Statements ......................................................   15

Notes to Financial Statements .............................................   18

Shareholder Information ...................................................   27

--------------------------------------------------------------------------------

Semiannual Report

Franklin Templeton Hard Currency Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Hard Currency Fund seeks to protect against depreciation of the U.S. dollar relative to other currencies. The Fund seeks to achieve its goal by investing at least 80% of its net assets in investments denominated in hard currencies (as defined in the prospectus). The Fund normally invests mainly in high-quality, short-term money market instruments and forward currency contracts denominated in foreign hard currencies, which historically have experienced low inflation rates and which, in the investment manager's view, follow economic policies conducive to continual low inflation rates and currency appreciation versus the U.S. dollar over the long term.

--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Hard Currency Fund's semi-annual report for the period ended April 30, 2006.

PERFORMANCE OVERVIEW

Franklin Templeton Hard Currency Fund - Class A posted a +7.52% cumulative total return for the six months under review. The Fund outperformed its benchmark, the J.P. Morgan (JPM) 3 Month Global Cash Index, which posted a +5.58% total return for the same period. 1 The Fund typically does not attempt to directly match the composition of the index; thus the results are not directly comparable. As of April 30, 2006, the index included 4.2% in U.S. dollars. The Fund achieved its goal to hedge against the depreciation of the U.S. dollar relative to other currencies and outperformed the U.S. dollar, which fell 4.24% relative to its major U.S. trading partners during the period. 2 The dollar fell 1.89% versus the Japanese yen and 4.91% versus the euro. 3 You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

1. Source: J.P. Morgan. The JPM 3 Month Global Cash Index tracks total returns of 3-month constant maturity euro-currency deposits, the only short-term securities consistent across all markets in terms of liquidity, maturity and credit quality. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Federal Reserve Board (H10 Report). The Federal Reserve Board U.S. Trade Weighted Major Currency Dollar Index is a weighted average of the foreign exchange values of the U.S. dollar against a subset of currencies in the broad index that circulates widely outside the country of issue.

3. Source: Exshare.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 14.


                                                           Semiannual Report | 3

--------------------------------------------------------------------------------
WHAT IS A CURRENT ACCOUNT?
--------------------------------------------------------------------------------

A current account is that part of the balance of payments where all of one country's international transactions in goods, services, income and transfers are recorded.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WHAT IS BALANCE OF PAYMENTS?
--------------------------------------------------------------------------------

Balance of payments is a record of all of a country's exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

--------------------------------------------------------------------------------

ECONOMIC AND MARKET OVERVIEW

Global economic growth remained robust over the reporting period, accompanied by moderate inflationary trends. U.S. and Asian growth rates were strong, while Europe's recovery appeared firmer than six months ago. The U.S. Federal Reserve Board (Fed) continued to shift away from its accommodative monetary policy by tightening interest rates 100 basis points (100 basis points equal one percentage point), to 4.75%, by period-end. Despite a surge in commodity prices, especially for oil and natural gas, private consumption expanded as hiring and wages improved. Although overall investment trends remained robust, particularly for business investment, the housing market softened. Economic growth was hampered by the large and growing U.S. trade deficit, which pushed the country's current account deficit to a record level of 7.0% of gross domestic product
(GDP) in 2005. 4 Highlighting the magnitude of global imbalances, the 12-country euro zone recorded a current account deficit of less than 1% of GDP in 2005 while Japan's current account surplus rose to 3.7% of GDP over the same period. 5

In the past, the accumulation of current account surpluses in Asia was partly a function of policies designed to alleviate appreciation pressures on the currencies during times of tepid domestic growth conditions. Economic trends over the past six months, however, showed evidence of growth resulting more from domestic drivers, particularly private consumption. For example, in South Korea private consumption accelerated to 4.7% in first quarter 2006 from averages of 3.2% in 2005 and -0.4% in 2004. 6 Investment growth rose in South Korea and other Asian countries. This growth theme extended to Japan as well, where the corporate and banking sectors have implemented significant restructuring in the past two years, enabling property markets to revive amid improved domestic growth prospects. This prompted the Bank of Japan to end its deflation-fighting policy in March 2006 and adopt an inflation target. Tighter monetary policy extended across other Asian countries as well, including China, South Korea and Thailand. Real GDP growth accelerated in first quarter 2006 with growth rates of 10.6% in Singapore, 10.3% in China and 6.2% in South Korea compared with the same quarter of 2005. 7

European growth trends exhibited notable improvements over the six-month period, having previously lagged the U.S. and Asia through much of the current economic cycle. Euro-zone growth was led by the export sector, but domestic confidence also rose broadly. An improved outlook for the durability of euro-zone recovery, along with sustained monetary and lending growth,

4. Source: U.S. Bureau of Economic Analysis.

5. Sources: Eurostat; Ministry of Finance, Japan.

6. Source: Bank of Korea.

7. Sources: Singapore Department of Statistics; National Bureau of Statistics, China; Bank of Korea.


4 | Semiannual Report
prompted the European Central Bank (ECB) to begin normalizing interest rates. The ECB increased rates 50 basis points to 2.50% over the period. Growth trends were again stronger among the non-euro European countries, including Norway and Sweden. In addition to strong external demand, strengthening labor markets bolstered private consumption in both countries. While the Norwegian and Swedish central banks tightened monetary policy over the period, the Polish central bank eased its interest rates 50 basis points despite Poland's improved growth conditions and low inflation.

INVESTMENT STRATEGY

In making investments in foreign hard currencies, we focus on countries and markets that historically have experienced low inflation rates and, in our opinion, follow economic policies favorable to continued low inflation rates and currency appreciation against the U.S. dollar over the long term.

MANAGER'S DISCUSSION

AMERICAS

During the six months ended April 30, 2006, the Fund continued to act as a hedge against U.S. dollar depreciation. The Fund's positive return contrasted with U.S. dollar depreciation and exceeded the return of the benchmark JPM 3 Month Global Cash Index. Factors behind weaker U.S. dollar trends included the fading impact of the Homeland Investment Act, which allowed U.S. corporations to repatriate foreign profits at a lower tax rate, as well as growing market expectations that the Fed was nearing the end of its interest rate tightening cycle. Notably, higher U.S. bond yields relative to other developed bond markets provided a key source of funding for the U.S. current account deficit. We sought to position the Fund for the unwinding of large global imbalances over the medium term which, in our view, will likely be facilitated by a weaker U.S. dollar. These imbalances were characterized by a large U.S. current account deficit and current account surpluses in Asia and other parts of the world. The associated capital flows between regions and the magnitude and questionable sustainability of foreign investment inflows into U.S. bonds, added to the imbalances.

With Canada as the U.S.'s largest trading partner, Canadian dollar strength played an important role in U.S. dollar weakness this reporting period. The Canadian dollar rose 5.27% against the U.S. dollar. 3 Given Canada's rich natural resource endowments, its currency benefited from the recent surge in commodity prices. Additionally, the currency benefited as Canada's balance of

ASSET ALLOCATION BY CURRENCY
Based on Total Net Assets as of 4/30/06

 [THE FOLLOWING TABLE WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL.]

Canadian Dollar                  19.1%
Singapore Dollar                 17.0%
Swedish Krona                    10.7%
Euro                              9.3%
South Korean Won                  7.7%
Norwegian Krone                   5.5%
U.S. Dollar                       5.1%
Thai Baht                         4.3%
Australian Dollar                 4.2%
Indonesian Rupiah                 4.2%
Danish Krone                      4.1%
Polish Zloty                      3.1%
Japanese Yen                      2.9%
Swiss Franc                       2.8%


                                                           Semiannual Report | 5
payment position strengthened largely on an improved trade surplus and foreign investment inflows into the country's energy sector.

ASIA

During the period, we reinitiated a position in the Japanese yen. On a cumulative basis, the yen has underperformed the euro since the end of 2000. During the last period of U.S. dollar weakness in 2002-2004, the euro and other European currencies felt the impact of weaker currency while many Asian countries were less affected by currency appreciation and instead built up substantial foreign exchange reserves. Since then, the U.S. current account deficit continued to deteriorate, the euro zone's current account became less supportive and moved into a deficit, and the Japanese current account surplus continued to grow. According to our analysis, the Japanese economy's significant improvement -- evidenced by its emergence from deflation and the central bank's subsequent fundamental shift in monetary policy -- indicated that another potential period of U.S. dollar depreciation will likely affect the Japanese yen. During the six months under review, the Japanese yen appreciated 1.89% versus the U.S. dollar. 3 The Fund's basket of non-Japan Asian currencies benefited its performance versus the benchmark index over the reporting period, supported by strong growth and an increased tolerance in several countries to use interest rates and exchange rates to manage monetary policy. Versus the U.S. dollar, the South Korean won appreciated 10.28%, the Thai baht rose 8.58%, the Singapore dollar increased 7.20%, and the Indonesian rupiah was up 15.04% during the six-month period. 3

EUROPE

The Fund also benefited from exposure to other European (non-euro) currencies including the Swedish krona and Polish zloty, which rose 7.82% and 7.74% against the U.S. dollar over the six months ended April 30, 2006. 3 The Norwegian krone and the euro also performed well, rising 5.23% and 5.17% against the U.S. dollar, but slightly lagged the benchmark index. 3 While inflation remained relatively low in Norway and Sweden, currency fundamentals remained attractive in our view and were supported by solid current account and fiscal surpluses and tightening capacity trends driven by strong economic growth. The euro benefited relative to the U.S. dollar due in part to euro-zone interest rates moving closer to those in the U.S. Euro-zone economic indicators continued to point toward better growth prospects there. Improved business and consumer confidence, rising orders for goods and marginal labor market improvements led to a shift in growth expectations. Recently, the ECB forecast euro-zone growth to return to its trend growth rate of around 2%, which has not been met since 2001. The Swiss franc, however, underperformed other European currencies, appreciating 3.81% against the U.S. dollar over the period. 3


6 | Semiannual Report

Thank you for your continued participation in Franklin Templeton Hard Currency Fund. We look forward to serving your future investment needs.

[PHOTO OMITTED]         /s/ Alex Calvo

                        Alex Calvo


[PHOTO OMITTED]         /s/ Michael Hasenstab

                        Michael Hasenstab, Ph.D.

                        Portfolio Managers
                        Franklin Templeton Hard Currency Fund

--------------------------------------------------------------------------------

Please note that although the Fund's Statement of Investments on page 14 of this report indicates the Fund held 47.9% of its total net assets in U.S. dollar-denominated assets as of 4/30/06, its net exposure to the U.S. dollar as of that date was only 5.1%. The difference is explained by the Fund's holdings of forward currency exchange contracts (please see Note 7 in the Notes to Financial Statements on pages 24-25 of this report) calling for the purchase of various foreign currencies in exchange for U.S. dollars at various future dates. The combination of U.S. dollar-denominated instruments with "long" forward currency exchange contracts creates a position economically equivalent to a money market instrument denominated in the foreign currency itself. Such combined positions are an appropriate strategy when the money market for a particular foreign currency is small or relatively illiquid.

--------------------------------------------------------------------------------

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF APRIL 30, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                           Semiannual Report | 7

Performance Summary as of 4/30/06

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------------
 CLASS A (SYMBOL: ICPHX)                         CHANGE            4/30/06        10/31/05
--------------------------------------------------------------------------------------------------
 Net Asset Value (NAV)                            +$0.11            $9.45           $9.34
--------------------------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/05-4/30/06)
--------------------------------------------------------------------------------------------------
 Dividend Income                    $0.5568
--------------------------------------------------------------------------------------------------
 ADVISOR CLASS (SYMBOL: ICHHX)                   CHANGE            4/30/06        10/31/05
--------------------------------------------------------------------------------------------------
 Net Asset Value (NAV)                            +$0.11            $9.47           $9.36
--------------------------------------------------------------------------------------------------
 DISTRIBUTIONS (11/1/05-4/30/06)
--------------------------------------------------------------------------------------------------
 Dividend Income                    $0.5675
--------------------------------------------------------------------------------------------------

PERFORMANCE

CLASS A: 2.25% MAXIMUM INITIAL SALES CHARGE; ADVISOR CLASS: NO SALES CHARGES. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGE. THE FUND MAY CHARGE A 2% FEE ON REDEMPTIONS MADE WITHIN SEVEN DAYS OF PURCHASE.

-----------------------------------------------------------------------------------------------------------
CLASS A                                    6-MONTH            1-YEAR           5-YEAR           10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    +7.52%            +4.44%          +58.35%          +22.85%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                +5.15%            +2.13%           +9.14%           +1.84%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $10,515           $10,213          $15,484          $12,004
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/06) 4                             -2.27%           +6.06%           +1.20%
-----------------------------------------------------------------------------------------------------------
   Distribution Rate 5                            1.79%
-----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                    2.30%
-----------------------------------------------------------------------------------------------------------
ADVISOR CLASS(7)                           6-MONTH            1-YEAR           5-YEAR          10-YEAR
-----------------------------------------------------------------------------------------------------------
Cumulative Total Return 1                    +7.63%            +4.74%          +61.48%          +26.70%
-----------------------------------------------------------------------------------------------------------
Average Annual Total Return 2                +7.63%            +4.74%          +10.06%           +2.39%
-----------------------------------------------------------------------------------------------------------
Value of $10,000 Investment 3               $10,763           $10,474          $16,148          $12,670
-----------------------------------------------------------------------------------------------------------
Avg. Ann. Total Return (3/31/06) 4                             +0.22%           +9.30%           +1.73%
-----------------------------------------------------------------------------------------------------------
   Distribution Rate 5                            2.02%
-----------------------------------------------------------------------------------------------------------
   30-Day Standardized Yield 6                    2.56%
-----------------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


8 | Semiannual Report

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. THE FUND'S ASSETS ARE LARGELY INVESTED IN FOREIGN CURRENCIES, AND THEREFORE INVOLVE POTENTIAL FOR SIGNIFICANT GAIN OR LOSS FROM CURRENCY EXCHANGE RATE FLUCTUATIONS. THE FUND DOES NOT SEEK TO MAINTAIN A STABLE NET ASSET VALUE AND SHOULD NOT BE CONSIDERED A SUBSTITUTE FOR A U.S. DOLLAR MONEY MARKET FUND. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a higher initial sales charge; thus actual total returns would have been lower.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

1. Cumulative total return represents the change in value of an investment over the periods indicated.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on the sum of the respective class's last four quarterly dividends and the maximum offering price (NAV for Advisor Class) per share on 4/30/06.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/06.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +30.36% and +2.88%.


                                                           Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses. BEGINNING ACCOUNT ENDING ACCOUNT EXPENSES PAID DURING

-----------------------------------------------------------------------------------------------------------
                                        BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                   VALUE 11/1/05        VALUE 4/30/06    PERIOD* 11/1/05 - 4/30/06
-----------------------------------------------------------------------------------------------------------
Actual                                        $1,000              $1,075.20                $5.61
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000              $1,019.39                $5.46
-----------------------------------------------------------------------------------------------------------
ADVISOR CLASS
-----------------------------------------------------------------------------------------------------------
Actual                                        $1,000              $1,076.30                $4.32
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)      $1,000              $1,020.63                $4.21
-----------------------------------------------------------------------------------------------------------

*Expenses are equal to the annualized expense ratio for each class (A: 1.09% and
Advisor: 0.84%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 11

Franklin Templeton Global Trust

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                  --------------------------------------------------------------------------------
                                                  SIX MONTHS ENDED
                                                   APRIL 30, 2006                           YEAR ENDED OCTOBER 31,
CLASS A                                              (UNAUDITED)          2005         2004          2003         2002        2001
                                                  --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period ..............   $    9.34       $   9.85     $   9.59      $   8.56      $  8.08     $  8.02
                                                      ----------------------------------------------------------------------------
Income from investment operations:

 Net investment income a ..........................        0.10           0.15         0.09          0.11         0.09g       0.31

 Net realized and unrealized gains (losses) .......        0.57          (0.12)        0.78          1.46         0.63g      (0.01)
                                                      ----------------------------------------------------------------------------
Total from investment operations ..................        0.67           0.03         0.87          1.57         0.72        0.30
                                                      ----------------------------------------------------------------------------
Less distributions from:

 Net investment income ............................       (0.56)         (0.46)       (0.61)        (0.54)       (0.24)      (0.14)

 Net realized gains ...............................          --          (0.08)          --            --           --          --

 Tax return of capital ............................          --              --          --            --           --       (0.10)
                                                      ----------------------------------------------------------------------------
Total distributions ...............................       (0.56)         (0.54)       (0.61)        (0.54)       (0.24)      (0.24)
                                                      ----------------------------------------------------------------------------
Redemption fees ...................................          -- c           -- c         -- c          --           --          --
                                                      ----------------------------------------------------------------------------
Net asset value, end of period ....................   $    9.45       $   9.34     $   9.85      $   9.59      $  8.56     $  8.08
                                                      =============================================================================

Total return b ....................................        7.52%          0.17%        9.44%        19.05%        9.11%       3.78%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) .................   $ 222,713       $190,163     $211,098      $143,715      $50,622     $29,071

Ratios to average net assets:

 Expenses .........................................        1.09% d,e      1.19% e      1.24% e       1.32%        1.50%       1.49%

 Net investment income ............................        2.20% d        1.54%        0.95%         1.19%        1.10% g     3.78%

Portfolio turnover rate ...........................        0.00% f        0.00% f      0.00% f       0.00% f     76.27%      25.59%

a Based on average daily shares outstanding.

b Total return does not reflect sales commissions or the contingent deferred sales charges, and is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

e Benefit of expense reduction is less than 0.01%.

f See Note 6 regarding investment transactions.

g Effective November 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

    Net investment income per share ............................     $  (0.05)
    Net realized and unrealized gains/(losses) per share .......         0.05
    Ratio of net investment income to average net assets .......        (0.61)%

    Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


12 | See notes to financial statements. | Semiannual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

                                                      ----------------------------------------------------------------------------
                                                      SIX MONTHS ENDED
                                                       APRIL 30, 2006                      YEAR ENDED OCTOBER 31,
ADVISOR CLASS                                            (UNAUDITED)          2005         2004        2003       2002        2001
                                                      ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .................    $    9.36        $  9.87      $  9.61     $  8.58     $ 8.09      $ 8.03
                                                          ------------------------------------------------------------------------
Income from investment operations:

 Net investment income a .............................         0.11           0.18         0.13        0.14       0.12 g      0.32

 Net realized and unrealized gains (losses) ..........         0.57          (0.12)        0.79        1.46       0.64 g      0.01
                                                          ------------------------------------------------------------------------

Total from investment operations .....................         0.68           0.06         0.92        1.60       0.76        0.33
                                                          ------------------------------------------------------------------------

Less distributions from:

 Net investment income ...............................        (0.57)         (0.49)       (0.66)      (0.57)     (0.27)      (0.17)

 Net realized gains ..................................           --          (0.08)          --          --         --          --

 Tax return of capital ...............................           --             --           --          --         --       (0.10)
                                                          ------------------------------------------------------------------------
Total distributions ..................................        (0.57)         (0.57)       (0.66)      (0.57)     (0.27)      (0.27)
                                                          ------------------------------------------------------------------------
Redemption fees ......................................           -- c           -- c         -- c        --         --          --
                                                          ------------------------------------------------------------------------
Net asset value, end of period .......................    $    9.47        $  9.36      $  9.87     $  9.61     $ 8.58      $ 8.09
                                                          ========================================================================

Total return b .......................................         7.63%          0.50%        9.89%      19.45%      9.65%       4.10%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ....................    $  16,678        $17,532      $22,442     $10,163     $1,724      $  450

Ratios to average net assets:

 Expenses ............................................         0.84% d,e      0.83% e      0.84% e     0.92%      1.09%       1.17%

 Net investment income ...............................         2.45% d        1.89%        1.35%       1.59%      1.51% g     4.00%

Portfolio turnover rate ..............................         0.00% f        0.00% f      0.00% f     0.00% f   76.27%      25.59%

a Based on average daily shares outstanding.

b Total return is not annualized for periods less than one year.

c Amount is less than $0.01 per share.

d Annualized.

e Benefit of expense reduction is less than 0.01%.

f See Note 6 regarding investment transactions.

g Effective November 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

    Net investment income per share ............................     $  (0.05)
    Net realized and unrealized gains/(losses) per share .......         0.05
    Ratio of net investment income to average net assets .......        (0.61)%

    Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.


                     Semiannual Report | See notes to financial statements. | 13

Franklin Templeton Global Trust

STATEMENT OF INVESTMENTS, APRIL 30, 2006 (UNAUDITED)


---------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TEMPLETON HARD CURRENCY FUND                                                 PRINCIPAL AMOUNT b         VALUE
---------------------------------------------------------------------------------------------------------------------------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 47.5%
a Canada Treasury Bills, 8/24/06 - 3/22/07 .....................................          33,320,000   CAD     $ 29,049,109
a Denmark Treasury Bills, 5/01/06 - 11/01/06 ...................................          58,580,000   DKK        9,818,280
a France Treasury Bill, 7/20/06 ................................................           1,050,000   EUR        1,317,773
a German Treasury Bills, 5/17/06 - 8/16/06 .....................................          11,000,000   EUR       13,809,565
a Government of Sweden, Strip, 6/21/06 - 3/21/07 ...............................         170,280,000   SEK       22,885,007
a Netherlands Treasury Bill, 9/29/06 ...........................................             800,000   EUR          996,952
a Norwegian Treasury Bills, 6/21/06 - 12/20/06 .................................          70,925,000   NOK       11,457,245
a Singapore Treasury Bills, 5/02/06 - 11/30/06 .................................          31,250,000   SGD       19,399,530
a Spain Letras Del Tesoro, Strip, 10/20/06 .....................................           4,000,000   EUR        4,982,431
                                                                                                               ------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $108,101,581) ...........                                113,715,892
                                                                                                               ------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 47.9%
a Federal Home Loan Bank, 5/01/06 ..............................................          24,615,000             24,615,000
a U.S. Treasury Bills, 5/04/06 - 8/10/06 .......................................          90,415,000             89,924,781
                                                                                                               ------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $114,509,293) ..............                                114,539,781
                                                                                                               ------------
  TOTAL INVESTMENTS (COST $222,610,874) 95.4% ..................................                                228,255,673
  NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 2.2% .......................                                  5,368,008
  OTHER ASSETS, LESS LIABILITIES 2.4% ..........................................                                  5,767,673
                                                                                                               ------------
  NET ASSETS 100.0% ............................................................                               $239,391,354
                                                                                                               ============

CURRENCY ABBREVIATIONS

CAD - Canadian Dollar
DKK - Danish Krone
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
SGD - Singapore Dollar

a The security is traded on a discount basis with no stated coupon rate.

b The principal amount is stated in U.S. dollars unless otherwise indicated.


14 | See notes to financial statements. | Semiannual Report

Franklin Templeton Global Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
April 30, 2006 (unaudited)

                                                                                              ------------------
                                                                                              FRANKLIN TEMPLETON
                                                                                              HARD CURRENCY FUND
                                                                                              ------------------
Assets:
 Investments in securities:
  Cost ..........................................................................                $ 222,610,874
                                                                                                 =============
  Value .........................................................................                $ 228,255,673
 Cash ...........................................................................                        6,809
 Foreign currency, at value (cost $1,126,776) ...................................                    1,134,202
 Receivables:
  Investment securities sold ....................................................                      365,952
  Capital shares sold ...........................................................                    5,153,698
 Unrealized gain on forward exchange contracts (Note 7) .........................                    5,426,975
                                                                                                 -------------
        Total assets ............................................................                  240,343,309
                                                                                                 -------------
Liabilities:
 Payables:
  Capital shares redeemed .......................................................                      660,264
  Affiliates ....................................................................                      185,947
 Unrealized loss on forward exchange contracts (Note 7) .........................                       58,967
 Accrued expenses and other liabilities .........................................                       46,777
                                                                                                 -------------
        Total liabilities .......................................................                      951,958
                                                                                                 -------------
           Net assets, at value .................................................                $ 239,391,354
                                                                                                 =============
Net assets consist of:
 Paid-in capital ................................................................                $ 231,392,607
 Undistributed net investment income ............................................                      983,943
 Net unrealized appreciation (depreciation) .....................................                   11,020,233
 Accumulated net realized gain (loss) ...........................................                   (4,005,429)
                                                                                                 -------------
          Net assets, at value ..................................................                $ 239,391,354
                                                                                                 =============
CLASS A:
 Net assets, at value ...........................................................                $ 222,713,038
                                                                                                 =============
 Shares outstanding .............................................................                   23,566,830
                                                                                                 =============
 Net asset value per share a ....................................................                        $9.45
                                                                                                 =============
 Maximum offering price per share (net asset value per share / 97.75%) ..........                        $9.67
                                                                                                 =============
ADVISOR CLASS:
 Net assets, at value ...........................................................                $  16,678,316
                                                                                                 =============
 Shares outstanding .............................................................                    1,761,494
                                                                                                 =============
 Net asset value and maximum offering price per sharea ..........................                        $9.47
                                                                                                 =============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 15

Franklin Templeton Global Trust

STATEMENT OF OPERATIONS
for the six months ended April 30, 2006 (unaudited)

                                                                                           ------------------
                                                                                           FRANKLIN TEMPLETON
                                                                                           HARD CURRENCY FUND
                                                                                           ------------------
Investment income:
 Interest (net of foreign taxes of $15,243) ...........................................        $  3,336,717
                                                                                               ------------
Expenses:
 Management fees (Note 3a) ............................................................             655,715
 Distribution fees (Note 3c)
  Class A .............................................................................             229,492
 Transfer agent fees (Note 3e) ........................................................             104,002
 Custodian fees (Note 4) ..............................................................              17,467
 Reports to shareholders ..............................................................              21,167
 Registration and filing fees .........................................................              36,789
 Professional fees ....................................................................              10,473
 Trustees' fees and expenses ..........................................................               8,296
 Other ................................................................................               2,646
                                                                                               ------------
        Total expenses ................................................................           1,086,047
        Expense reductions (Note 4) ...................................................              (3,543)
                                                                                               ------------
           Net expenses ...............................................................           1,082,504
                                                                                               ------------
              Net investment income ...................................................           2,254,213
                                                                                               ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .........................................................................          (2,490,715)
  Foreign currency transactions .......................................................             647,508
                                                                                               ------------
           Net realized gain (loss) ...................................................          (1,843,207)
                                                                                               ------------
 Net change in unrealized appreciation (depreciation) on:
  Investments .........................................................................          14,735,662
  Translation of assets and liabilities denominated in foreign currencies .............               7,215
                                                                                               ------------
           Net change in unrealized appreciation (depreciation) .......................          14,742,877
                                                                                               ------------
Net realized and unrealized gain (loss) ...............................................          12,899,670
                                                                                               ------------
Net increase (decrease) in net assets resulting from operations .......................        $ 15,153,883
                                                                                               ============


16 | See notes to financial statements. | Semiannual Report

Franklin Templeton Global Trust

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                               -----------------------------------
                                                                                                        FRANKLIN TEMPLETON
                                                                                                        HARD CURRENCY FUND
                                                                                               -----------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                                APRIL 30, 2006       YEAR ENDED
                                                                                                  (UNAUDITED)     OCTOBER 31, 2005
                                                                                               -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ....................................................................    $   2,254,213        $   3,511,261
  Net realized gain (loss) from investments and foreign currency transactions ..............       (1,843,207)          10,102,422
  Net change in unrealized appreciation (depreciation) on investments and translation of
    assets and liabilities denominated in foreign currencies ...............................       14,742,877          (12,803,993)
                                                                                                ----------------------------------
        Net increase (decrease) in net assets resulting from operations ....................       15,153,883              809,690
                                                                                                ----------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A ................................................................................      (10,649,131)          (9,731,396)
    Advisor Class ..........................................................................         (990,830)          (1,084,586)
  Net realized gains:
    Class A ................................................................................               --           (1,735,869)
    Advisor Class ..........................................................................               --             (188,101)
                                                                                                ----------------------------------
 Total distributions to shareholders .......................................................      (11,639,961)         (12,739,952)
                                                                                                ----------------------------------
 Capital share transactions: (Note 2)
    Class A ................................................................................       29,177,773           (9,971,213)
    Advisor Class ..........................................................................         (995,856)          (3,953,900)
                                                                                                ----------------------------------
 Total capital share transactions ..........................................................       28,181,917          (13,925,113)
                                                                                                ----------------------------------
 Redemption fees ...........................................................................            1,227                9,614
                                                                                                ----------------------------------
        Net increase (decrease) in net assets ..............................................       31,697,066          (25,845,761)
Net assets:
 Beginning of period .......................................................................      207,694,288          233,540,049
                                                                                                ----------------------------------
 End of period .............................................................................    $ 239,391,354        $ 207,694,288
                                                                                                ==================================
Undistributed net investment income included in net assets:
 End of period .............................................................................    $     983,943        $  10,369,691
                                                                                                ==================================


                     Semiannual Report | See notes to financial statements. | 17

Franklin Templeton Global Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN TEMPLETON HARD CURRENCY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Global Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-end investment company, consisting of one fund, the Franklin Templeton Hard Currency Fund (the Fund). The Fund offers two classes of shares: Class A and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option-adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a


18 | Semiannual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily by the Fund and the unrealized gains or losses on the contracts, as measured by the difference between the contractual forward foreign exchange rates and the forward rates at the reporting date, are included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.


                                                          Semiannual Report | 19

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

Foreign securities held by the Fund may be subject to foreign taxation. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in class-level expenses may result in payment of different per share distributions by class.


20 | Semiannual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee will be imposed, with some exceptions, on any Fund shares that are redeemed or exchanged within seven calendar days following their purchase date. The redemption fee is 2% of the amount redeemed. Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At April 30, 2006, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                  ---------------------------------------------------------------------
                                                         SIX MONTHS ENDED                        YEAR ENDED
                                                          APRIL 30, 2006                      OCTOBER 31, 2005
                                                  ---------------------------------------------------------------------
                                                    SHARES              AMOUNT           SHARES               AMOUNT
                                                  ---------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ...............................       8,440,828         $ 76,983,044      13,278,417         $ 129,231,930
 Shares issued in reinvestment
  of distributions .........................         900,047            8,031,952         981,974             9,491,397
 Shares redeemed ...........................      (6,132,943)         (55,837,223)    (15,326,537)         (148,694,540)
                                                  ---------------------------------------------------------------------
 Net increase (decrease) ...................       3,207,932         $ 29,177,773      (1,066,146)        $  (9,971,213)
                                                  =====================================================================


                                                          Semiannual Report | 21

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                            --------------------------------------------------------------
                                                   SIX MONTHS ENDED                   YEAR ENDED
                                                    APRIL 30, 2006                 OCTOBER 31, 2005
                                            --------------------------------------------------------------
                                              SHARES            AMOUNT          SHARES           AMOUNT
                                            --------------------------------------------------------------
ADVISOR CLASS SHARES:
 Shares sold .........................        345,422         $ 3,169,084      1,390,003      $ 13,693,142
 Shares issued in reinvestment
  of distributions ...................         67,630             604,305         98,902           957,665
 Shares redeemed .....................       (525,084)         (4,769,245)    (1,889,275)      (18,604,707)
                                            --------------------------------------------------------------
 Net increase (decrease) .............       (112,032)        $  (995,856)      (400,370)     $ (3,953,900)
                                            ==============================================================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

-------------------------------------------------------------------------------------------
SUBSIDIARY                                                         AFFILIATION
-------------------------------------------------------------------------------------------
Franklin Advisers, Inc. (Advisers)                                 Investment manager
Franklin Templeton Services, LLC (FT Services)                     Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)               Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers of 0.65% per year of the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors up to 0.45% per year of Class A's average daily net assets for costs incurred in connection with the sale and distribution of the Fund's shares. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


22 | Semiannual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Net sales charges received a .........................    $35,289

a Net of commissions paid to unaffiliated broker/dealers.

E. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $104,002, of which $71,464 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended April 30, 2006, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At October 31, 2005, the fund had tax basis capital losses of $2,143,875 expiring on October 31, 2013 which may be carried over to offset future capital gains, if any.

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

At April 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .......................................         $222,610,937
                                                                    ============
Unrealized appreciation ...................................         $  5,644,736
Unrealized depreciation ...................................                   --
                                                                    ------------
Net unrealized appreciation (depreciation) ................         $  5,644,736
                                                                    ============


                                                          Semiannual Report | 23

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

6. INVESTMENT TRANSACTIONS

There were no purchases or sales of investments (other than short term securities) for the period ended April 30, 2006.

7. FORWARD EXCHANGE CONTRACTS

At April 30, 2006, the Fund had the following forward exchange contracts outstanding:

-------------------------------------------------------------------------------------------------------------
                                                                     CONTRACT     SETTLEMENT      UNREALIZED
CONTRACTS TO BUY:                                                    AMOUNT a         DATE        GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
        6,800,000   Canadian Dollar .......................         5,710,926       5/12/06        $375,054
        4,000,000   Polish Zloty ..........................         1,173,606       5/16/06         130,851
       20,000,000   Thailand Baht .........................           484,144       5/16/06          48,716
        8,350,000   Singapore Dollar ......................         4,970,238       5/25/06         318,505
   41,420,000,000   Indonesian Rupiah .....................         3,689,978       5/31/06         992,153
      465,840,000   Korean Won ............................           453,152       5/31/06          41,222
    8,380,000,000   Korean Won ............................         8,145,808       6/20/06         751,740
       14,200,000   Australian Dollar .....................        10,488,546       6/21/06         298,872
      252,650,000   Korean Won ............................           248,671       6/23/06          19,602
        7,250,000   Norwegian Krone .......................         1,128,211       6/29/06          53,483
        6,800,000   Singapore Dollar ......................         4,071,369       7/17/06         245,955
        5,000,000   Singapore Dollar ......................         3,104,626       7/17/06          74,741
        1,400,000   Canadian Dollar .......................         1,207,521       7/19/06          47,741
        1,991,865   Polish Zloty ..........................           606,056       7/28/06          44,965
   11,000,000,000   Indonesian Rupiah .....................         1,047,619       8/16/06         177,022
        3,500,000   Canadian Dollar .......................         3,045,597       8/17/06          95,032
       20,000,000   Swedish Krone .........................         2,627,741       8/17/06         115,195
    2,500,000,000   Indonesian Rupiah .....................           211,864       9/01/06          65,667
        1,620,000   Canadian Dollar .......................         1,397,638       9/27/06          57,711
        3,250,000   Norwegian Krone .......................           493,621       9/27/06          39,120
        2,700,000   Singapore Dollar ......................         1,680,672       9/27/06          39,624
          850,000   Singapore Dollar ......................           531,350       9/27/06          11,125
        6,250,000   Singapore Dollar ......................         3,858,025      10/11/06         126,869
      255,000,000   Japanese Yen ..........................         2,208,251      10/16/06          85,041
        7,000,000   Polish Zloty ..........................         2,245,821      10/17/06          48,270
        5,300,000   Canadian Dollar .......................         4,686,533      10/26/06          78,695
   31,500,000,000   Indonesian Rupiah .....................         3,252,452      11/24/06         196,453
    1,000,000,000   Korean Won ............................         1,031,992      11/24/06          34,277
          840,000   Polish Zloty ..........................           265,152      11/24/06          10,478
      132,000,000   Thailand Baht .........................         3,331,651      11/24/06         181,791
      235,000,000   Thailand Baht .........................         6,052,022      12/22/06         201,804
    2,575,000,000   Korean Won ............................         2,660,449      12/27/06          87,772


24 | Semiannual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

7. FORWARD EXCHANGE CONTRACTS (CONTINUED)

-------------------------------------------------------------------------------------------------------------
                                                              CONTRACT           SETTLEMENT      UNREALIZED
CONTRACTS TO BUY:                                             AMOUNT a              DATE         GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
        6,900,000 Polish Zloty ....................           2,155,711           12/27/06      $     110,790
        3,500,000 Singapore Dollar ................           2,202,643           12/27/06             37,278
        2,750,000 Swiss Franc .....................           2,166,378           12/27/06            105,977
        1,800,000 Polish Zloty ....................             560,957            1/16/07             30,684
    4,650,000,000 Korean Won ......................           4,956,035            1/29/07             11,365
      512,800,000 Japanese Yen ....................           4,642,825            2/01/07             35,335
                                                                                                -------------
                  Unrealized gain on forward exchange contracts ..........................      $   5,426,975
                                                                                                -------------

-------------------------------------------------------------------------------------------------------------
                                                              CONTRACT           SETTLEMENT      UNREALIZED
CONTRACTS TO BUY:                                              AMOUNT a             DATE         GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
        6,200,000 Swiss Franc .....................           5,027,367            6/19/06      $        (266)
    6,000,000,000 Indonesian Rupiah ...............             661,521            1/29/07            (10,598)
                                                                                                -------------
                                                                                                      (10,864)
                                                                                                -------------

-------------------------------------------------------------------------------------------------------------
                                                              CONTRACT           SETTLEMENT      UNREALIZED
CONTRACTS TO SELL:                                             AMOUNT a              DATE        GAIN (LOSS)
-------------------------------------------------------------------------------------------------------------
    1,900,000,000 Indonesian Rupiah ...............             191,532            5/31/06      $     (23,244)
          700,000 Swiss Franc .....................             554,719            6/19/06            (12,857)
          780,000 Australian Dollar ...............             580,546            6/21/06            (12,002)
                                                                                                -------------
                                                                                                      (48,103)
                                                                                                -------------
                  Unrealized loss on forward exchange contracts ..........................      $     (58,967)
                                                                                                =============
                           Net unrealized gain on forward exchange contracts .............      $   5,368,008
                                                                                                =============

a In U.S. Dollar unless otherwise indicated.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.


                                                          Semiannual Report | 25

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

9. REGULATORY MATTERS (CONTINUED)

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop a plan for distribution of the respective settlement monies. The CAGO approved the distribution plan under the CAGO Settlement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the relevant funds in March 2005. The Fund did not participate in the CAGO Settlement. The SEC has not yet approved the distribution plans pertaining to the August 2, 2004 SEC Order or the December 13, 2004 SEC Order. However, subsequent to April 30, 2006, the SEC published the IDC's distribution plan pertaining to the December 13, 2004 SEC Order for public comment. When approved, disbursements of settlement monies will be made promptly to the relevant funds, in accordance with the terms and conditions of those orders.

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multidistrict litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.


26 | Semiannual Report

Franklin Templeton Global Trust

SHAREHOLDER INFORMATION

FRANKLIN TEMPLETON HARD CURRENCY FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 28, 2006, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for Franklin Templeton Hard Currency Fund ("Fund"). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund


                                                          Semiannual Report | 27

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton Funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. In assessing such performance, consideration was given to the Fund's performance as set forth in the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed the investment performance of its Class A shares during 2005, as well as for the previous ten years ended December 31, 2005, in comparison to a performance universe consisting of all retail and institutional international income funds as selected by Lipper. The Lipper report showed the Fund's income return during 2005 was in the highest quintile of its performance universe and on an annualized basis was in the second-highest, highest and middle quintile of such universe for the previous three-, five- and ten-year periods, respectively. The Fund's total return during 2005 placed it in the second-highest quintile of such universe as shown in the Lipper report and its total return on an annualized basis during the previous three and five years was also in the second-highest quintile of such universe, and during the previous ten-year period was in the lowest quintile of such universe. The investment objective of this Fund is to provide a hedge against the U.S. dollar and the Fund's prospectus restriction requires it keep the weighted maturity of its investments to less than 120 days, which differs from many of the international funds in its performance universe. In expressing its satisfaction, the Board took into account the Fund's performance in view of such objective and restrictions as set forth in reports furnished at Board meetings throughout the year, as well as its comparative performance as shown in the Lipper report.


28 | Semiannual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its peer group. The Lipper effective management fee analysis considers administrative charges to be part of management fees, and total expenses, for comparative consistency, are shown by Lipper for fund Class A shares. The results of such expense comparisons showed that the effective management fee rate for the Fund was below the median for its Lipper expense group, and its actual total expenses in the second least expensive quintile of such group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to its Lipper expense group.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which financed up-front commissions paid to brokers/dealers who sold fund Class B shares. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. Included in the analysis were the revenue and related costs involved in providing services to the Fund, as well as the Fund's relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in


                                                          Semiannual Report | 29

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The fee structure under the Fund's investment management agreement provides for a management fee of 0.65% at all asset levels. In considering the need for breakpoints, management expressed the view that such fee schedule is low for this type of fund and anticipates economies of scale that may exist as the Fund grows to a larger size. In support of this position, management pointed out the Fund's favorable fee and expense comparison within its Lipper expense group. The Board took management's views into account and believed it reasonable to conclude that at the Fund's asset level of approximately $189 million at December 31, 2005, no meaningful economies of scale existed. The Board intends to monitor future growth in Fund assets and the appropriateness of adding investment management fee breakpoints.


30 | Semiannual Report

Franklin Templeton Global Trust

FRANKLIN TEMPLETON HARD CURRENCY FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 31

                       This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 7
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6. Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

09/05
                                               Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON                    One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
HARD CURRENCY FUND

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton .com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed . These calls can be identified by the presence of a regular beeping tone.

412 S2006 06/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT
INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END
MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES. (A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON GLOBAL TRUST

By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date   June 28, 2006


By /s/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    June 28, 2006